Financial Assets At Fair Value Through Profit Or Loss, Stock Loan And Derivative Financial Assets	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Stock Loan And Derivative Financial Assets [Abstract]
Financial Assets At Fair Value Through Profit Or Loss, Stock Loan And Derivative Financial Assets
6.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS, STOCK LOAN AND DERIVATIVE FINANCIAL ASSET S

	Dec 31, 2021	Jun 30, 2022
	HK$	HK$
Financial assets at fair value through profit or loss, other than stock loan	2,574,695,685	1,436,656,772
Stock loan	211,331,400	284,939,600
Derivative financial asset s	969,894,519	1,445,309,895

Total financial assets at fair value through profit or loss	3,755,921,604	3,166,906,267

Listed equity shares, at quoted price	1,055,407,260	951,631,782
Unlisted equity shares	1,730,619,825	769,964,590
Derivative financial asset s	969,894,519	1,445,309,895

	3,755,921,604	3,166,906,267